Condensed Consolidated Statements of Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2015	Nov. 01, 2014	Oct. 31, 2015	Nov. 01, 2014	Jan. 31, 2015	Feb. 01, 2014
Income Statement [Abstract]
Net sales	$ 174,565	$ 150,005	$ 518,968	$ 437,310	$ 637,975	$ 540,718
Cost of sales	104,641	90,410	314,943	263,108	384,465	323,908
Gross profit	69,924	59,595	204,025	174,202	253,510	216,810
Selling, general and administrative expenses	51,796	44,063	147,242	126,066	178,832	153,807
Depreciation and amortization expenses	1,810	1,773	5,265	5,291	6,987	8,011
Pre-opening expenses	2,380	1,132	5,252	4,186	4,910	4,833
Operating income	13,938	12,627	46,266	38,659	62,781	50,159
Interest expense, net	3,289	4,754	12,286	13,796	19,103	19,341
Loss on extinguishment of debt			2,351	671
Income before income taxes	10,649	7,873	31,629	24,192	43,678	30,818
Income tax expense	3,887	3,022	11,854	9,285	16,763	11,277
Net income	$ 6,762	$ 4,851	$ 19,775	$ 14,907	$ 26,915	$ 19,541
Earnings per common share:
Basic	$ 0.12	$ 0.10	$ 0.38	$ 0.31	$ 0.56	$ 0.40
Diluted	$ 0.11	$ 0.10	$ 0.37	$ 0.31	$ 0.55	$ 0.40
Weighted-average common shares outstanding:
Basic	58,478,249	48,202,093	52,258,973	48,203,041	48,202,480	48,519,420
Diluted	60,703,586	48,839,990	54,101,964	48,415,673	48,609,350	48,519,420
Unaudited pro forma net income per common share:
Basic	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.51	$ 0.00
Diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.50	$ 0.00
Unaudited pro forma weighted average common shares outstanding:
Basic	0	0	0	0	53,223,830	0
Unaudited pro forma weighted average common shares outstanding-diluted	0	0	0	0	53,630,700	0